NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Property, Plant and Equipment, Estimated Usefule Lives	12 Months Ended
Dec. 31, 2015
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	7 years